Deferred Government Grants (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Government Grants Received	$ 2,306	$ 753	$ 236
Deferred Government Grants Current And Noncurrent	6,512	4,730
Deferred Government Grants Current	2,038	1,777
Deferred Government Grants Noncurrent	4,474	2,953
Government Grant Recorded as Reduction to Depreciation Expenses	4
Revenue from Grants	141	6,984	1,637
Grants For Pandemic Influenza Vaccine [Member]
Deferred Government Grants Current And Noncurrent	568	791
Deferred Government Grants Current	277
Deferred Government Grants Noncurrent	291
Government Grant Recorded as Reduction to Depreciation Expenses	266	271	287
Grants received in 2009 for H1N1 [Member]
Deferred Government Grants Current And Noncurrent	193
Deferred Government Grants Current	136
Deferred Government Grants Noncurrent	57
Government Grant Recorded as Reduction to Depreciation Expenses	131	133	141
Grants received in 2013 for H5N1 [Member]
Deferred Government Grants Current And Noncurrent	30
Deferred Government Grants Current	15
Deferred Government Grants Noncurrent	15
Government Grant Recorded as Reduction to Depreciation Expenses	15	15	16
Grants For Research And Development And Purchase Of Equipment For Ev71 Vaccine Production [Member]
Deferred Government Grants Current And Noncurrent	2,237
Deferred Government Grants Current	502
Deferred Government Grants Noncurrent	1,735
Government Grant Recorded as Reduction to Depreciation Expenses	403	274	0
Revenue from Grants	80	55	0
Other research projects [Member]
Deferred Government Grants Current And Noncurrent	1,089
Deferred Government Grants Current	1,089
Revenue from Grants	78
Interest subsidy, Rental Fees Subsidy and Other Government Grants [Member]
Additional Income from Government Grants	292	$ 6,104	$ 308
Grants For Research And Development And Purchase Of Equipment For sIPV Vaccine Production [Member]
Deferred Government Grants Current And Noncurrent	1,537
Government Grants for certain production facilities [Member]
Deferred Government Grants Current	19
Deferred Government Grants Noncurrent	$ 55